Staff expenses - Summary of number of employees (Details) - eMPLOYEE	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total average number of internal employees at full time equivalent basis	62,770	61,121	59,434
Netherlands
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total average number of internal employees at full time equivalent basis	15,280	14,821	14,449
Rest of the world
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total average number of internal employees at full time equivalent basis	47,490	46,301	44,985